Parent Company Only Financial Statements - Condensed Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Assets
Cash and due from banks	$ 428,186	$ 256,639		$ 282,157
Investment in affiliates	1,683	1,683		1,683
Accrued interest receivable	38,201	42,609		41,065
Net deferred tax assets	44,759	44,703		32,626
Other assets	51,715	52,603		43,726
Total assets	9,641,261	9,371,429		9,134,258
Liabilities and stockholder's equity
Related party notes payable	41,295	41,295		41,295
Subordinated debentures	56,083	56,083		56,083
Accrued interest payable	4,812	5,273		6,790
Income taxes payable	12,563	4,915		12,390
Accrued expenses and other liabilities	37,853	40,720		42,583
Total liabilities	8,189,891	7,950,339		7,717,044
Stockholder's equity
Common stock	579	579		579
Additional paid-in capital	1,260,592	1,260,124		1,260,124
Retained earnings	193,241	166,544		163,592
Accumulated other comprehensive income (loss)	(3,042)	(6,157)	(13,535)	(7,081)	19,111	16,542
Total stockholder's equity	1,451,370	1,421,090	1,405,364	1,417,214	1,388,563	1,354,799
Total liabilities and stockholder's equity	9,641,261	9,371,429		9,134,258
NAB
Assets
Cash and due from banks		5,753		6,710
Investment in subsidiaries		1,508,175		1,503,778
Investment in affiliates		1,683		1,683
Accrued interest receivable		2		2
Net deferred tax assets		416		413
Other assets		7,469		14,521
Total assets		1,523,498		1,527,107
Liabilities and stockholder's equity
Related party notes payable		41,295		41,295
Subordinated debentures		56,083		56,083
Accrued interest payable		115		113
Income taxes payable		4,915		12,390
Accrued expenses and other liabilities		0		12
Total liabilities		102,408		109,893
Stockholder's equity
Common stock		579		579
Additional paid-in capital		1,260,124		1,260,124
Retained earnings		166,544		163,592
Accumulated other comprehensive income (loss)		(6,157)		(7,081)
Total stockholder's equity		1,421,090		1,417,214
Total liabilities and stockholder's equity		$ 1,523,498		$ 1,527,107